Equity Method Investments - Summary Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Net loss	$ 448	$ 313	$ 907	$ 747
Total comprehensive loss	$ 501	$ 537	$ 926	$ 1,073